Old Mutual Funds II
Supplement Dated October 28, 2008

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 28, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Portfolio Manager Change for Old Mutual Dwight Short Term Fixed Income Fund

Effective October 31, 2008, David T. Kilborn will no longer be a member of the portfolio management team for the Old Mutual Dwight Short Term Fixed Income Fund.  Accordingly, all references to David T. Kilborn in the Prospectus are hereby removed, effective October 31, 2008.  Messrs. Clancy, Wulf, Kruk and Milne, the other members of the portfolio management team, will continue to serve as portfolio managers for the Old Mutual Dwight Short Term Fixed Income Fund.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-08-394 10/2008

Old Mutual Funds II
Supplement Dated October 28, 2008

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 28, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Portfolio Manager Change for Old Mutual Dwight Short Term Fixed Income Fund

Effective October 31, 2008, David T. Kilborn will no longer be a member of the portfolio management team for the Old Mutual Dwight Short Term Fixed Income Fund.  Accordingly, all references to David T. Kilborn in the Prospectus are hereby removed, effective October 31, 2008.  Messrs. Clancy, Wulf, Kruk and Milne, the other members of the portfolio management team, will continue to serve as portfolio managers for the Old Mutual Dwight Short Term Fixed Income Fund.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-08-395 10/2008

Old Mutual Funds II
Supplement Dated October 28, 2008

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated July 28, 2008.  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

Portfolio Manager Change for Old Mutual Dwight Short Term Fixed Income Fund

Effective October 31, 2008, David T. Kilborn will no longer be a member of the portfolio management team for the Old Mutual Dwight Short Term Fixed Income Fund.  Accordingly, all references to David T. Kilborn in the Prospectus are hereby removed, effective October 31, 2008.  Messrs. Clancy, Wulf, Kruk and Milne, the other members of the portfolio management team, will continue to serve as portfolio managers for the Old Mutual Dwight Short Term Fixed Income Fund.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-08-396 10/2008